Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Revenue
Revenue	$ 0	$ 2,681,255
Cost of revenue	0	1,854,238
Gross margin	0	827,017
Operating expenses
Selling, General and administrative expenses	1,299,198	3,721,524
Total operating expenses	1,299,198	3,721,524
Loss from operations	(1,299,198)	(2,894,507)
Other income/(loss)
Other income	7,240	1,940
Other expenses	0	(5,004)
Interest income	0	358
Total other income/(loss)	7,240	(2,706)
Operating loss before income taxes	(1,291,958)	(2,897,213)
Provision for income taxes	0	0
Net loss	(1,291,958)	(2,897,214)
Other Comprehensive Income (Loss)
Net loss	(1,291,958)	(2,897,214)
Foreign currency translation adjustment	21,876	67,032
Total Comprehensive loss	$ (1,270,082)	$ (2,830,181)
Loss Per Share - Basic and diluted	$ 0.00	$ (4.33)
Weighted Average Shares Outstanding - Basic and diluted	0	653,690
Adjustment
Revenue
Revenue	$ 0	$ 0
Cost of revenue	0	0
Gross margin	0	0
Operating expenses
Total operating expenses	0	0
Loss from operations	0	0
Other income/(loss)
Total other income/(loss)	0	0
Operating loss before income taxes	0	0
Provision for income taxes	0	0
Net loss	0	0
Other Comprehensive Income (Loss)
Net loss	0	0
Other comprehensive income	0	229
Total Comprehensive loss	$ 0	$ 229
Weighted Average Shares Outstanding - Basic and diluted	1,482,492,800	1,482,492,800
Pro Forma
Revenue
Revenue	$ 0	$ 2,681,255
Cost of revenue	0	1,854,238
Gross margin	0	827,017
Operating expenses
Total operating expenses	1,330,180	3,761,432
Loss from operations	(1,330,180)	(2,934,415)
Other income/(loss)
Total other income/(loss)	7,240	32,530
Operating loss before income taxes	(1,322,940)	(2,901,885)
Provision for income taxes	0	0
Net loss	(1,322,940)	(2,901,885)
Other Comprehensive Income (Loss)
Net loss	(1,322,940)	(2,901,885)
Other comprehensive income	21,876	67,261
Total Comprehensive loss	$ (1,301,064)	$ (2,834,624)
Loss Per Share - Basic and diluted	$ 0.00	$ (0.00)
Weighted Average Shares Outstanding - Basic and diluted	1,488,832,800	1,488,832,800
Cannis. inc
Revenue
Revenue	$ 0	$ 0
Cost of revenue	0	0
Gross margin	0	0
Operating expenses
Total operating expenses	30,982	39,908
Loss from operations	(30,982)	(39,908)
Other income/(loss)
Total other income/(loss)	0	35,236
Operating loss before income taxes	(30,982)	(4,672)
Provision for income taxes	0	0
Net loss	(30,982)	(4,672)
Other Comprehensive Income (Loss)
Net loss	(30,982)	(4,672)
Other comprehensive income	0	0
Total Comprehensive loss	$ (30,982)	$ (4,672)
Loss Per Share - Basic and diluted	$ 0.00	$ (0.001)
Weighted Average Shares Outstanding - Basic and diluted	6,340,000	6,340,000
CannisApp Sdn. Bhd
Revenue
Revenue	$ 0	$ 2,681,255
Cost of revenue	0	1,854,238
Gross margin	0	827,017
Operating expenses
Total operating expenses	1,299,198	3,721,524
Loss from operations	(1,299,198)	(2,894,507)
Other income/(loss)
Total other income/(loss)	7,240	(2,706)
Operating loss before income taxes	(1,291,958)	(2,897,213)
Provision for income taxes	0	0
Net loss	(1,291,958)	(2,897,213)
Other Comprehensive Income (Loss)
Net loss	(1,291,958)	(2,897,213)
Other comprehensive income	21,876	67,032
Total Comprehensive loss	$ (1,270,082)	$ (2,830,181)